Schedule of revenue by geographical analysis (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue	£ 578	£ 180	£ 312
Continuing operations [member]
IfrsStatementLineItems [Line Items]
Revenue	578	180	312
Continuing operations [member] | United Kingdom [Member]
IfrsStatementLineItems [Line Items]
Revenue	0	4	197
Continuing operations [member] | Belgium [Member]
IfrsStatementLineItems [Line Items]
Revenue	578	114	0
Continuing operations [member] | Rest Of Europe [Member]
IfrsStatementLineItems [Line Items]
Revenue	0		55
Continuing operations [member] | Rest of the world [member]
IfrsStatementLineItems [Line Items]
Revenue	£ 0	£ 62	£ 60